CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD CAD in Millions	Total Enbridge Inc. shareholders' equity	Preference shares	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (Note 11)	Reciprocal shareholding	Noncontrolling interests	Comprehensive income/(loss)	Total
Balance at Dec. 31, 2014		CAD 6,515	CAD 6,669	CAD 2,549	CAD 1,571	CAD (435)	CAD (83)	CAD 2,015
Increase (Decrease) in Stockholders' Equity
Dividend reinvestment and share purchase plan			316							CAD 316
Stock-based compensation				23
Options exercised			54	(14)						54
Dilution gains and other				34
Earnings attributable to Enbridge Inc.					336					CAD 336
Preference share dividends					(142)
Common share dividends declared					(795)
Dividends paid to reciprocal shareholder					11
Redemption value adjustment attributable to redeemable noncontrolling interests					312
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						648
Earnings/(loss) attributable to noncontrolling interests								(149)	CAD (149)
Change in unrealized loss on cash flow hedges								(16)	(16)
Change in foreign currency translation adjustment								123	123
Reclassification to earnings of realized cash flow hedges								(9)	(9)
Reclassification to earnings of unrealized cash flow hedges								(26)	(26)
Other comprehensive income/(loss) attributable to noncontrolling interests								72	72
Comprehensive loss attributable to noncontrolling interests								(77)	(77)
Distributions								(324)
Contributions								579
Drop down of interest to Enbridge Energy Partners, L.P.				218				(304)
Dilution loss								(53)
Other								(5)
Dividends paid per common share (in Canadian dollars per share)										CAD 0.93
Balance at Jun. 30, 2015	CAD 17,787	6,515	7,039	2,810	1,293	213	(83)	1,831		CAD 19,618
Balance at Dec. 31, 2015			7,391	3,301	142	1,632	(83)	1,300		20,198
Increase (Decrease) in Stockholders' Equity
Common shares issued			2,241							2,241
Dividend reinvestment and share purchase plan			395							395
Stock-based compensation				30
Options exercised			25	(12)						25
Issuance of treasury stock							(19)
Dilution gains and other				98
Earnings attributable to Enbridge Inc.					1,658					CAD 1,658
Preference share dividends					(144)
Common share dividends declared					(952)
Dividends paid to reciprocal shareholder					13
Redemption value adjustment attributable to redeemable noncontrolling interests					(604)
Adjustment relating to equity method investment					(30)
Other comprehensive income/(loss) attributable to Enbridge Inc. common shareholders						(1,378)
Earnings/(loss) attributable to noncontrolling interests								22	22
Change in unrealized loss on cash flow hedges								(146)	(146)
Change in foreign currency translation adjustment								(55)	(55)
Reclassification to earnings of realized cash flow hedges								13	13
Reclassification to earnings of unrealized cash flow hedges								3	3
Other comprehensive income/(loss) attributable to noncontrolling interests								(185)	(185)
Comprehensive loss attributable to noncontrolling interests								(163)	CAD (163)
Distributions								(362)
Contributions								28
Other								(6)
Dividends paid per common share (in Canadian dollars per share)										CAD 1.06
Balance at Jun. 30, 2016	CAD 20,219	CAD 6,515	CAD 10,052	CAD 3,417	CAD 83	CAD 254	CAD (102)	CAD 797		CAD 21,016